Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 19, 2020
Entity Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 19, 2020
Document Effective Date	Jun. 21, 2020
Prospectus Date	Jun. 21, 2020
Direxion Work From Home ETF | Direxion Work From Home ETF
Prospectus:
Trading Symbol	WFH